COMPARATIVE AMOUNT	12 Months Ended
Dec. 31, 2020
COMPARATIVE AMOUNT
COMPARATIVE AMOUNT	45 COMPARATIVE AMOUNT Certain comparative amounts have been restated as a result of the business combinations under common control as disclosed in Note 39.